Capital Management (Details)	1 Months Ended		12 Months Ended
	Feb. 28, 2019 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2019 AUD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Maximum debt covenant ratio allowed per the agreements			3.5	3.5	3.5		3.5	3.5
Bottom of range
Disclosure of detailed information about borrowings [line items]
Leverage ratio allowed under debt agreements			3.5	3.5	3.5
Top of range
Disclosure of detailed information about borrowings [line items]
Leverage ratio allowed under debt agreements			4.5	4.5	4.5
Geita revolving credit facility ($35m)
Disclosure of detailed information about borrowings [line items]
Face amount of facility						$ 35,000,000
Geita revolving credit facility ($115m)
Disclosure of detailed information about borrowings [line items]
Face amount of facility						115,000,000
Revolving credit facility ($150m)
Disclosure of detailed information about borrowings [line items]
Face amount of facility			$ 150,000,000.000			$ 150,000,000
Capped amount, Tanzanian Shilling Facility			$ 45,000,000.000
US Dollar Components of Unsecured $150m MutiCurrency Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			6.70%	6.70%	6.70%	6.70%
Tanzanian Shilling Components of Unsecured $150m MutiCurrency Facility
Disclosure of detailed information about borrowings [line items]
Capped amount, Tanzanian Shilling Facility						$ 45,000,000
Tanzanian Shilling Components of Unsecured $150m MutiCurrency Facility | Lending Agent Reference Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						5.00%
Siguiri revolving credit facilities ($65m)
Disclosure of detailed information about borrowings [line items]
Face amount of facility	$ 65,000,000		$ 65,000,000.000
Term of facility	3 years
Siguiri revolving credit facilities ($65m) | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	8.00%		8.00%	8.00%	8.00%
$750m Rated bonds - issued July 2012
Disclosure of detailed information about borrowings [line items]
Face amount of facility			$ 750,000,000
$700m Rated bonds- issued April 2010
Disclosure of detailed information about borrowings [line items]
Face amount of facility			$ 700,000,000
Term of facility			10 years
$300m Rated bonds- issued April 2010
Disclosure of detailed information about borrowings [line items]
Face amount of facility			$ 300,000,000
Term of facility			30 years
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Face amount of facility		$ 1,400,000,000.0	$ 1,400,000,000.0
Term of facility		5 years
Capped amount, Australian dollar Facility		$ 500,000,000			$ 500,000,000.0
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			1.45%	1.45%	1.45%
Syndicated loan facility (R1bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility | R				R 1,000,000,000
Syndicated loan facility (R1.4bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility | R				1,400,000,000.0
Syndicated revolving credit facility (R2.5bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility | R				R 2,500,000,000.0